Transactions with Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended			4 Months Ended	6 Months Ended			8 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2017	Apr. 21, 2020	Jul. 10, 2020	Jun. 30, 2020	Jun. 30, 2019	Aug. 31, 2020	Sep. 12, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 14, 2020	Jan. 01, 2020	Dec. 31, 2015	Dec. 31, 2013
Current portion of long-term debt	$ 63,912					$ 63,912				$ 25,395
Current portion of loan payable to affiliate companies	5,820					5,820				24,715
Outstanding balance	1,607,483					1,607,483				1,581,756
Due from affiliate, current	1,460					1,460				14,614
Long-term receivable from affiliate companies	0					0				5,328
Due to affiliate, current	34,944					34,944				6,353
Equity in net (losses)/ earnings of affiliated companies	9,445	$ (16,779)				3,308	$ (12,502)
Loan receivable from affiliate companies	0					0				24,495
Due to affiliate, non current	0					0				5,000
Proceeds From Related Party Debt						31,500	0
Equity Method Investment, Other than Temporary Impairment	0	0				6,050	0
Navios Partners
Due to affiliate, current	10,000					10,000				10,000
Unamortized deferred gain for vessels and rights sold													$ 6,285
Equity in net (losses)/ earnings of affiliated companies	0	$ 328				0	$ 656
Navios Acquisition
Due to affiliate, current	1,460					1,460				1,460
Due to affiliate, non current	18,689					18,689				13,847
Navios Containers
Equity in net (losses)/ earnings of affiliated companies	$ (77)					$ 105
Ownership percentage of Navios Holdings	3.70%					3.70%
NSM
Administrative services agreement term in years						5 years
Due to affiliate, current	$ 24,944					$ 24,944				3,975
Navios Partners Agreement
Maximum exposure															$ 20,000
Navios Partners Agreement | Guarantee claim
Fair value of guarantee obligations	$ 10,000					$ 10,000				10,000
Option Agreement | Navios Acquisition
Description of the option to acquire Navios Midstream						Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2020, Navios Holdings had not exercised any part of that option.
Minimum | Option Agreement | Navios Midstream
Ownership percentage of Navios Holdings	25.00%					25.00%
Secured Credit Facility | Navios Logistics
Line of credit facility issuance date						Apr. 25, 2019
Maximum borrowing capacity	$ 50,000					$ 50,000
Line Credit Facility Arrangement Fees						$ 500
Interest rate description						12.75%
Amount drawn down						$ 70,000			$ 50,000
Number of shares issued-common stock					2,414,263
Line of Credit Facility, Increase										$ 20,000
Repayments of Lines of Credit					$ 2,308
Secured Credit Facility | Navios Logistics | First year
Interest rate description										12.75%
Secured Credit Facility | Navios Logistics | Second year
Interest rate description										14.75%
Secured Credit Facility | Navios Logistics | If certain conditions are met
Maturity date						Dec. 31, 2024
Interest rate description						10.00%
Secured Credit Facility | NSM
Face amount at issuance date	$ 141,795					$ 141,795
Issuance date/Date of agreement						Aug. 29, 2019
Fixed interest rate	5.00%					5.00%
Long-term debt term	5 years					5 years
Current portion of long-term debt	$ 47,000					$ 47,000
Accrued Interest	835					835				$ 2,163
Repayment of loan payable to affiliate companies						31,500				13,420
Current portion of loan payable to affiliate companies	5,820					$ 5,820
Repayment frequency						quarterly
Outstanding balance	$ 96,875					$ 96,875				128,375		$ 78,375
Secured Credit Facility | NSM | Deferred principal payment | First or second year
Fixed interest rate	7.00%					7.00%
Outstanding balance	$ 20,000					$ 20,000
Secured Credit Facility | NSM | Deferred principal payment | Third year
Fixed interest rate	7.00%					7.00%
Outstanding balance	$ 10,000					$ 10,000
Secured Credit Facility | $50.0 million NSM
Fixed interest rate	5.00%					5.00%
Accrued Interest	$ 14					$ 14				0
Repayment installments						18
Repayment frequency						quarterly
Outstanding balance	31,500					$ 31,500				0
Maximum borrowing capacity	$ 50,000					$ 50,000
Amount drawn down								$ 18,500
Number of units pledged as collateral	104,069					104,069
Secured Credit Facility | $50.0 million NSM | Deferred principal payment
Fixed interest rate	7.00%					7.00%
2022 Notes
Face amount at issuance date	$ 650,000					$ 650,000
Issuance date/Date of agreement						Nov. 29, 2013
Repurchase of notes						$ 20,782				81,235	$ 35,661
2022 Notes | Secured Credit Facility | Navios Logistics
Repurchase of notes						18,726
$50.0 million NSM Loan
Accrued Interest	14					$ 14
Line of credit facility issuance date						Jun. 30, 2020
Maximum borrowing capacity	50,000					$ 50,000
Navios Europe I
Due from affiliate, total										$ 0
Ownership percentage of Navios Holdings										47.50%
Proceeds From Related Party Debt										$ 13,420
Navios Europe II
Due from affiliate, total	$ 0					$ 0				20,712
Due from affiliate, current										13,154
Long-term receivable from affiliate companies										7,558
Ownership percentage of Navios Holdings	47.50%					47.50%
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage						18.00%
Loan receivable from affiliate companies										$ 16,938
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisitions,Navios Partners
Maximum borrowing capacity														$ 43,500
Line of Credit Facility, Increase			$ 14,000
Debt Instrument, Decrease				$ 5,000